Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	£ 9,020	£ 8,933
Right of use assets	937	687
Goodwill	6,811	7,046
Other intangible assets	14,768	14,318
Investments in associates and joint ventures	55	74
Other investments	1,137	1,467
Deferred tax assets	6,049	5,658
Other non-current assets	1,584	1,194
Total non-current assets	40,361	39,377
Current assets
Inventories	5,498	5,146
Current tax recoverable	373	405
Trade and other receivables	7,385	7,053
Derivative financial instruments	130	190
Current equity investments	2,204	4,087
Liquid investments	42	67
Cash and cash equivalents	2,936	3,723
Assets held for sale	76	98
Total current assets	18,644	20,769
Total assets	59,005	60,146
Current liabilities
Short-term borrowings	(2,813)	(3,952)
Contingent consideration liabilities	(1,053)	(1,289)
Trade and other payables	(15,844)	(16,263)
Derivative financial instruments	(114)	(183)
Current tax payable	(500)	(471)
Short-term provisions	(744)	(652)
Total current liabilities	(21,068)	(22,810)
Non-current liabilities
Long-term borrowings	(15,205)	(17,035)
Corporation tax payable	(75)	(127)
Deferred tax liabilities	(311)	(289)
Pensions and other post-employment benefits	(2,340)	(2,579)
Other provisions	(495)	(532)
Contingent consideration liabilities	(5,609)	(5,779)
Other non-current liabilities	(1,107)	(899)
Total non-current liabilities	(25,142)	(27,240)
Total liabilities	(46,210)	(50,050)
Net assets	12,795	10,096
Equity
Share capital	1,348	1,347
Share premium account	3,451	3,440
Retained earnings	7,239	4,363
Other reserves	1,309	1,448
Shareholders’ equity	13,347	10,598
Non-controlling interests	(552)	(502)
Total equity	£ 12,795	£ 10,096